Fair Value of Financial Investments and Liabilities - Income from Financial Investments, Net, Included in Other, Net, within Other Income (Expense), Net, and Impairment Charges for Financial Investments (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Asahi Tec [Member]	Jul. 31, 2012 Private Equity Funds [Member]	Dec. 31, 2012 Private Equity Funds [Member]	Dec. 31, 2010 Private Equity Funds [Member]	Dec. 31, 2010 Other private Investments [Member]
Schedule of Investments [Line Items]
Realized gains from marketable securities		$ 41	$ 10
Realized losses from marketable securities			(8)
Income from other investments, net	24	32	7
Income from financial investments, net	24	73	9
Impairment charges:
Total impairment charges	$ (2)		$ (34)	$ (28)	$ (2)	$ (2)	$ (4)	$ (2)